Share-based payments - Vesting period of shares granted under share purchase plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) EquityInstruments	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($) EquityInstruments	Dec. 31, 2015 EquityInstruments
Share-based payments
Compensation expense recorded in the consolidated statement of operations | $	$ 19,980	$ 13,508	$ 7,816
Forfeited during the year	(121,451)
Share purchase plan
Share-based payments
Shares outstanding	3,553,295	820,088	618,048	617,001
Compensation expense recorded in the consolidated statement of operations | $	$ 19,980	$ 13,508	$ 7,816
Forfeited during the year	(121,451)		(86,419)
Share purchase plan | Vesting / Exercisable within one year
Share-based payments
Shares outstanding	1,284,373
Share purchase plan | Vesting / Exercisable within two years
Share-based payments
Shares outstanding	1,207,862
Share purchase plan | Vesting / Exercisable within three years
Share-based payments
Shares outstanding	1,061,060